Employee Benefits	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 18 - Employee Benefits

Note 18 - Employee Benefits

A. Composition

Composition of employee benefits:

As at December 31
2018	2017
$ millions	$ millions

Fair value of plan assets	518	631
Termination benefits	(111)	(142)
Defined benefit obligation	(860)	(1,068)
	(453)	(579)

Composition of fair value of the plan assets:

As at December 31
2018	2017
$ millions	$ millions

Equity instruments
With quoted market price	200	197

Debt instruments
With quoted market price	164	179
Without quoted market price	119	145
	283	324

Deposits with insurance companies	35	110

	518	631

Note 18 - Employee Benefits (cont'd)

B. Severance pay

1. Israeli companies

Pursuant to Israeli labor laws and the labor contracts in force, the Company and its Israeli subsidiaries are required to pay severance pay to dismissed employees and employees leaving their employment in certain other circumstances. Severance pay is computed based on length of service and generally according to the latest monthly salary and one month’s salary for each year worked.

The liabilities relating to employee severance pay rights are covered as follows:

a) Under collective labor agreements, the Group companies in Israel make current deposits in outside pension plans for some of the employees. These plans generally provide full severance pay coverage.

The severance pay liabilities covered by these plans are not reflected in the financial statements, since all the risks relating to the payment of the severance pay, as described above, have been transferred to the pension funds.

b) The Group companies in Israel make current deposits in insurance policies in respect of employees holding management positions. These policies provide coverage for the severance pay liability in respect of the said personnel. Under employment agreements, subject to certain limitations, these insurance policies are the property of the employees. The amounts funded in respect of these policies are not reflected in the statements of financial position since they are not under the control and management of the Group.

c) As to the balance of the liabilities that are not funded, as mention above, a provision is recorded in the financial statements based on an actuarial calculation.

2. Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the Group companies have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C. Pension and early retirement

                   Some of the Group’s employees in and outside of Israel (some of whom have already left the Group) have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

Note 18 - Employee Benefits (cont'd)

C. Pension and early retirement (cont'd)

In addition, some Group companies have entered into plans with funds – and with a pension fund for some of the employees – under which such companies make current deposits with that fund which releases them from their liability for making a pension payment under the labor agreements to all of their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position since they are not under the control and management of the Group companies.

                   In May 2018, a collective labor agreement was signed between Dead Sea Works Ltd. (hereinafter - DSW) and the DSW’s Workers Council, the New General Organization of Workers in Israel and the Histadrut’s Negev District branch, for a period of five years (hereinafter – the Agreement), commencing on October 1, 2017, the termination date of the previous labor agreement. The key provisions of the Agreement are as follows:

a) Arrangement of wage increases to the employees to whom the Agreement applies;  b) completion of execution of the DSW efficiency plan by September 30, 2021, in accordance with the provisions specified in the Agreement; c) during the efficiency period, mentioned above, no collective dismissals shall be implemented; d) the declared labor disputes are cancelled and throughout the Agreement period appropriate labor relations shall be maintained and no actions shall be taken which may cause a work disruption; e) payment of a signing bonus upon signing of the Agreement.

Considering the aforesaid, in the financial statements for 2018, the Company recognized an expense in the amount of $5 million due to the signing bonus, under "salary expenses" in the statement of income.

                   In January 2018, considering the Company's decision to discontinue the production of potash at ICL Boulby and to commence full production of Polysulphate in the second half of 2018, a personnel reduction's plan was approved. As a result, the Company recorded, in its financial statements of 2018, an increase of about $7 million under "provision for employee benefits".

Note 18 - Employee Benefits (cont'd)

D. Post-employment retirement benefits

Some of the retirees of the Group companies receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and weekends. The companies’ liability for these costs accrues during the employment period. The Group companies include in their financial statements the projected costs in the post-employment period according to an actuarial calculation.

E. Movement in net defined benefit assets (liabilities) and in their components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2018	2017	2018	2017	2018	2017
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	631	552	(1,068)	(934)	(437)	(382)

Income (costs) included in profit or loss:
Current service costs	-	-	(24)	(24)	(24)	(24)
Interest income (costs)	14	17	(26)	(29)	(12)	(12)
Past service cost	-	-	7	-	7	-
Effect of movements in exchange rates, net	(17)	23	37	(39)	20	(16)
Included in other comprehensive income:
Actuarial gains (losses) deriving from changes in financial assumptions	-	-	71	(42)	71	(42)
Other actuarial gains (losses)	(15)	25	-	-	(15)	25
Change in respect to translation differences, net	(19)	36	21	(65)	2	(29)
Other movements:
Benefits paid	(38)	(36)	73	64	35	28
Conversion to defined contribution plans	(49)	-	49	-	-	-
Transferred to assets held for sale	-	-	-	1	-	1
Employer contribution	11	14	-	-	11	14
Balance as at December 31	518	631	(860)	(1,068)	(342)	(437)

The actual return (loss) on plan assets in 2018 is $(-1) million compare with $42 million in 2017 and $47 million in 2016.

Note 18 - Employee Benefits (cont’d)

F. Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2018	2017	2016
%	%	%

Discount rate as at December 31	3.0	2.7	2.9
Future salary increases	3.3	3.2	2.6
Future pension increase	2.2	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

G. Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes effect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2018
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	18	9	(9)	(18)
Discount rate	(32)	(16)	16	32
Mortality table	(17)	(9)	9	17

H. Effect of the plans on the Group's future cash flows

The expenses recorded in respect of defined contribution plans in 2018 are $35 million (in 2017 and 2016 $37 million and $38 million, respectively).

The Company’s estimate of the deposits expected to be made in 2019 in funded defined benefit plans is about $10 million.

In the Company’s estimation, as at December 31, 2018, the life of the defined benefit plans, based on a weighted average, is about 13.8 years (2017 – about 16.3 years).